SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 30,676	$ 50,015	$ 80,481
Marketing services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	11,032	16,722	37,187
Listing services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	4,693	7,749	13,105
Leads generation Services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	7,996	13,499	15,760
Financial services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	4,964	4,572	9,716
Other services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 1,991	$ 7,473	$ 4,713